Financial risk management and impairment of financial assets - Maturity analysis (Details) - GBP (£) £ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Financial liabilities for which maturity is disclosed
Financial risk management and impairment of financial assets
Undiscounted cash flows, derivative and non derivative financial liabilities	£ 121,585	£ 126,101
Financial liabilities for which maturity is disclosed | Within 1 year
Financial risk management and impairment of financial assets
Undiscounted cash flows, derivative and non derivative financial liabilities	15,289	16,290
Financial liabilities for which maturity is disclosed | Between 2 and 5 years
Financial risk management and impairment of financial assets
Undiscounted cash flows, derivative and non derivative financial liabilities	105,885	109,315
Financial liabilities for which maturity is disclosed | After more than 5 years
Financial risk management and impairment of financial assets
Undiscounted cash flows, derivative and non derivative financial liabilities	411	496
Trade and other payables
Financial risk management and impairment of financial assets
Undiscounted cash flows, non-derivative financial liabilities	18,107	19,576
Trade and other payables | Within 1 year
Financial risk management and impairment of financial assets
Undiscounted cash flows, non-derivative financial liabilities	14,458	15,585
Trade and other payables | Between 2 and 5 years
Financial risk management and impairment of financial assets
Undiscounted cash flows, non-derivative financial liabilities	3,649	3,991
Lease liabilities
Financial risk management and impairment of financial assets
Undiscounted cash flows, non-derivative financial liabilities	2,483	2,610
Lease liabilities | Within 1 year
Financial risk management and impairment of financial assets
Undiscounted cash flows, non-derivative financial liabilities	831	705
Lease liabilities | Between 2 and 5 years
Financial risk management and impairment of financial assets
Undiscounted cash flows, non-derivative financial liabilities	1,241	1,409
Lease liabilities | After more than 5 years
Financial risk management and impairment of financial assets
Undiscounted cash flows, non-derivative financial liabilities	411	496
Convertible senior secured notes
Financial risk management and impairment of financial assets
Undiscounted cash flows, derivative financial liabilities	100,995	103,915
Convertible senior secured notes | Between 2 and 5 years
Financial risk management and impairment of financial assets
Undiscounted cash flows, derivative financial liabilities	£ 100,995	£ 103,915